UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2008
                                                     -------------------------

Check here if Amendment [   ];                       Amendment Number:
                                                                      --------

         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ecofin Limited
                  --------------------------------------------

Address:          15 Buckingham Street
                  --------------------------------------------

                  London WC2N 6DU, United Kingdom
                  --------------------------------------------

Form 13F File Number:     028-
                          ---------------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:             John Murray
                  -----------------------------------

Title:            Chairman
                  -----------------------------------

Phone:            +44 (0)20 7451 2941
                  -----------------------------------


Signature, Place, and Date of Signing:

       /s/ John Murray   London, United Kingdom    October 30, 2008
       ---------------   ----------------------    -----------------

Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:

Number of Other Included Managers:          0
                                            -----------------

Form 13F Information Table Entry Total:     28
                                            ------------------


Form 13F Information Table Value Total:     $742,827
                                            ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Name
---      -----

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                           Title                   Value     Shares /     Sh /    Put/ Investment  Other
Security                  of Class     CUSIP      (x$1,000)  Prn Amt      Prn    Call  Discretion  Managers    Voting Authority
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole  Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY ENERGY INC        COM     017361106     38,264      1,040,621     SH           Sole              1,041,621
---------------------------------------------------------------------------------------------------------------------------------
ATMOS ENERGY GROUP          COM     049560105          0              1     SH           Sole                      1
---------------------------------------------------------------------------------------------------------------------------------
                            COM
CALPINE CORP (UN*)          NEW     131347304      7,737        595,143     SH           Sole                595,143
---------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC      COM     15189T107     24,102      1,654,255     SH           Sole              1,654,255
---------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         COM     16411R208      6,455      2,868,803     SH           Sole              2,868,803
---------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP             COM     125896100     53,027      4,252,329     SH           Sole              4,252,329
---------------------------------------------------------------------------------------------------------------------------------
DOMINION RESOURCES INC/VA   COM     25746U109         103         2,400     SH           Sole                  2,400
---------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC-CL A             COM     26817G102      10,760     3,005,726     SH           Sole              3,005,726
---------------------------------------------------------------------------------------------------------------------------------
                         EQUITY
ENTERGY CORP NEW           UNIT     29364G202       3,276        36,801     SH           Sole                 36,801
---------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP            COM     337932107      90,532     1,351,423     SH           Sole              1,351,423
---------------------------------------------------------------------------------------------------------------------------------
FPL GROUP INC               COM     302571104       3,187        63,350     SH           Sole                 63,350
---------------------------------------------------------------------------------------------------------------------------------
GREAT PLAINS ENERGY INC     COM     391164100      19,474       876,434     SH           Sole                876,434
---------------------------------------------------------------------------------------------------------------------------------
INTEGRYS ENERGY GROUP INC   COM     45822P105       2,221        44,481     SH           Sole                 44,481
---------------------------------------------------------------------------------------------------------------------------------
ITC HOLDINGS CORP           COM     465685105     132,108     2,551,822     SH           Sole              2,551,822
---------------------------------------------------------------------------------------------------------------------------------
                       PFD CONV
NRG 5 3/4 (UN*)            MAND     629377870      15,032        65,000     SH           Sole                 65,000
---------------------------------------------------------------------------------------------------------------------------------
OGE ENERGY CORP             COM     670837103      26,236       849,615     SH           Sole                849,615
---------------------------------------------------------------------------------------------------------------------------------
ONEOK INC                   COM     682680103      11,710       340,416     SH           Sole                340,416
---------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC          COM     713291102      51,701     2,256,688     SH           Sole              2,256,688
---------------------------------------------------------------------------------------------------------------------------------
PINNACLE WEST CAPITAL       COM     723484101      28,058       815,409     SH           Sole                815,409
---------------------------------------------------------------------------------------------------------------------------------
PPL CORPORATION             COM     69351T106      36,455       984,737     SH           Sole                984,737
---------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE
ENTERPRISE GP               COM     744573106      31,600       963,698     SH           Sole                963,698
---------------------------------------------------------------------------------------------------------------------------------
QUESTAR CORP                COM     748356102       4,629       113,126     SH           Sole                113,126
---------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                 COM     842587107      13,020     1,141,418     SH           Sole              1,141,418
---------------------------------------------------------------------------------------------------------------------------------
SUNPOWER CORP               COM     867652109      11,128       161,162     SH           Sole                161,162
---------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC             COM     872375100       5,765       366,492     SH           Sole                366,492
---------------------------------------------------------------------------------------------------------------------------------
ULTRASHORT OIL
AND GAS PROSHAR             COM     74347R222      16,234       417,852     SH           Sole                417,852
---------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC           COM     95709T100      33,053     1,434,585     SH           Sole              1,434,585
---------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC            COM     969457100      66,960     2,831,291     SH           Sole              2,831,291
---------------------------------------------------------------------------------------------------------------------------------
